Note 4 - Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4:  PROPERTY, PLANT AND EQUIPMENT, NET AND EQUIPMENT SUBJECT TO OPERATING LEASES, NET

	As of December 31,
(in millions)	2015	2014
Land	$74	$100
Buildings and building improvements	169	174
Machinery and equipment	445	403
Construction in progress	20	47
	708	724
Accumulated depreciation	(314)	(223)
Property, plant and equipment, net	$394	$501

Depreciation expense was $113 million, $170 million, $66 million and $85 million for the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013, and eight months ended August 31, 2013, respectively, of which approximately $8 million, $2 million, $0 million and $4 million, respectively, represented accelerated depreciation in connection with restructuring actions.

Equipment subject to operating leases and the related accumulated depreciation were as follows:

	As of December 31,
(in millions)	2015	2014
Equipment subject to operating leases, net	$25	$23
Accumulated depreciation	(12)	(10)
Equipment subject to operating leases, net	$13	$13

Minimum future rental revenues on operating leases with original terms of one year or longer are not significant to Kodak.